Shareholders equity - Share options (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating costs
Shareholders Equity
Equity-settled share based payments	€ 736	€ 1,095
General and administrative costs
Shareholders Equity
Equity-settled share based payments	577	739
Research and development costs
Shareholders Equity
Equity-settled share based payments	€ 159	€ 356